Earnings per Share (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Earnings per Share
Potential common shares related to options under the employee incentive plan	185,601	170,693
Basic/Diluted EPS
Net loss	$ (242,162)	$ (263,930)
Income available to common stockholders	$ (242,162)	$ (263,930)
Average number of shares outstanding	1,645,818	1,641,095
Basic	$ (147.14)	$ (160.83)
Diluted	$ (147.14)	$ (160.83)